ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.7%
	CANADA — 5.1%
5,678	Fairfax Financial Holdings Ltd.	$2,313,006
	DENMARK — 4.5%
114,886	ISS A/S*	2,061,195
	FRANCE — 11.8%
58,142	Cie Plastic Omnium S.A.	2,075,728
28,159	Danone S.A.	1,914,860
14,567	Thales S.A.	1,379,654
		5,370,242
	IRELAND — 5.0%
1,084,724	Greencore Group PLC*	2,300,467
	ITALY — 2.8%
99,885	Brembo S.p.A.*	1,296,649
	NORWAY — 9.4%
72,887	Multiconsult A.S.A.[1]	1,378,621
335,370	Protector Forsikring A.S.A.*	2,935,452
		4,314,073
	SWITZERLAND — 2.9%
11,878	Sulzer A.G.	1,327,904
	UNITED KINGDOM — 37.2%
28,661	Ashtead Group PLC	1,557,137
213,426	Barclays PLC - ADR	1,884,552
150,387	Burford Capital Ltd.*	1,284,303
837,454	Eurocell PLC*	2,485,061
177,511	Howden Joinery Group PLC*	1,727,258
73,021	Liberty Global PLC - Class C*[2]	1,774,410
98,848	Liberty Latin America Ltd. - Class C*[2]	1,083,374
300,177	Naked Wines PLC*	3,144,791
121,230	Vodafone Group PLC - ADR	2,082,731
		17,023,617
	TOTAL COMMON STOCKS
	(Cost $27,807,258)	36,007,153
	SHORT-TERM INVESTMENTS — 20.0%
9,144,029	Federated Hermes Treasury Obligations Fund, 0.01%[3]	9,144,029
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,144,029)	9,144,029

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS — 98.7%
	(Cost $36,951,287)	45,151,182
	Other Assets in Excess of Liabilities — 1.3%	596,806
	TOTAL NET ASSETS — 100.0%	$45,747,988

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,378,621 which represents 3.0% of Net Assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.